INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
INCOME TAXES
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of income tax difference under different tax jurisdictions	(21.40%)	(21.40%)	(13.44%)
Effect of valuation allowance on deferred income tax asset	(3.60%)	(3.60%)	(1.55%)
Effect of expense not deductible for tax purpose	0.00%	0.00%	(10.01%)
Effective tax rate	0.00%	0.00%	0.00%